Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
United States					$ 736.7	$ 481.9	$ (25.1)
Foreign					298.1	375.7	269.7
Income (loss) from continuing operations before income taxes					1,034.8	857.6	244.6
Deferred income taxes:
Total deferred (benefit) expense					(1,069.4)	(20.4)	(160.9)
Total income tax (benefit) expense	$ (95.4)	$ (84.5)	$ (18.8)	$ 1,073.2	(874.5)	159.0	89.8
Continuing Operations [Member]
Current income taxes:
Federal					83.0	80.8	98.3
State					26.8	3.3	12.8
Foreign					86.6	95.3	87.0
Total current expense					196.4	179.4	198.1
Deferred income taxes:
Federal					(1,108.6)	15.2	(131.5)
State					53.2	(22.8)	6.9
Foreign					(15.5)	(12.8)	16.3
Total deferred (benefit) expense					(1,070.9)	(20.4)	(108.3)
Total income tax (benefit) expense					$ (874.5)	$ 159.0	$ 89.8